Financial Instruments (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Jan. 01, 2011
Balances and locations of derivatives
Other current assets	$ 6.5	$ 16.9
Other current liabilities	18.6	10.3
Foreign exchange contracts [Member]
Balances and locations of derivatives
Other current assets	6.5	16.8
Other current liabilities	15.7	7.9
Commodity contracts [Member]
Balances and locations of derivatives
Other current assets		0.1
Other current liabilities		2.4
Long-term retirement benefits and other liabilities [Member]
Balances and locations of derivatives
Long-term retirement benefits and other liabilities	$ 2.9